Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0001783180
Registrant Name	CARRIER GLOBAL Corp
Registration File Number	333-299753
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES